Consolidated Statements of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 926,240	$ 9,871	₨ 890,884	₨ 897,603
Cost of revenues	(656,192)	(6,993)	(617,802)	(631,497)
Gross profit	270,048	2,878	273,082	266,106
Selling and marketing expenses	(59,216)	(631)	(64,378)	(69,972)
General and administrative expenses	(61,434)	(655)	(57,465)	(60,375)
Foreign exchange gains/(losses), net	1,853	20	32	340
Results from operating activities	151,251	1,612	151,271	136,099
Finance expenses	(14,577)	(156)	(14,770)	(12,552)
Finance and other income	36,491	389	38,202	23,896
Share of net profit/ (loss) of associate and joint venture accounted for using the equity method	257	3	254	(233)
Profit before tax	173,422	1,848	174,957	147,210
Income tax expense	(40,767)	(434)	(42,777)	(36,089)
Profit for the year	132,655	1,414	132,180	111,121
Profit attributable to:
Equity holders of the Company	131,974	1,407	131,354	110,452
Non-controlling interests	681	7	826	669
Profit for the year	₨ 132,655	$ 1,414	₨ 132,180	₨ 111,121
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	₨ 12.6	$ 0.13	₨ 12.56	₨ 10.44
Diluted | (per share)	₨ 12.56	$ 0.13	₨ 12.52	₨ 10.41
Weighted average number of equity shares used in computing earnings per equity share
Basic	10,476,247,846	10,476,247,846	10,456,741,552	10,576,571,110
Diluted	10,503,422,936	10,503,422,936	10,488,939,392	10,611,424,628